PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

7    PROPERTY, PLANT AND EQUIPMENT

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2020
Opening net carrying amount at 1 Jan 2020 (Restated)	40,777,331	49,487,287	429,581	354,825	12,359,952	103,408,976
Reclassifications and internal transfers	3,301,076	7,114,160	809,433	47,546	(11,272,215)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(434,287)	(434,287)
Transfer from right-of-use assets and non-current assets*	—	1,982,812	—	—	—	1,982,812
Transfer to investment properties (Note 8)	(78,135)	—	—	—	—	(78,135)
Transfer to other non-current assets	—	—	—	—	(38,430)	(38,430)
Transfer to right-of-use assets (Note 20)	(140,254)	—	—	—	(744,887)	(885,141)
Additions	296,395	182,427	48,607	10,659	4,083,231	4,621,319
Business combination	1,290	52,357	(18)	(28)	—	53,601
Government grants	(1,646)	(40,676)	—	—	—	(42,322)
Disposals	(120,386)	(173,789)	(27,145)	(918)	(58,659)	(380,897)
Depreciation	(1,689,768)	(5,315,869)	(96,999)	(49,534)	—	(7,152,170)
Impairment loss	(80,641)	(326,444)	(125)	(558)	(9,073)	(416,841)
Currency translation differences	(103)	(183)	(27)	(19)	—	(332)
Closing net carrying amount	42,265,159	52,962,082	1,163,307	361,973	3,885,632	100,638,153

As of December 31, 2020
Cost	63,188,254	114,359,882	2,844,604	869,252	4,005,995	185,267,987
Accumulated depreciation and impairment	(20,923,095)	(61,397,800)	(1,681,297)	(507,279)	(120,363)	(84,629,834)

Net carrying amount	42,265,159	52,962,082	1,163,307	361,973	3,885,632	100,638,153

*This includes the right-of-use assets recognized previously under sale  and  leaseback  contracts  of  RMB1,664 million that were reclassified from property, plant and equipment, upon initial adoption of IFRS 16. After the expiration of those contracts, they were recognized as property, plant and equipment.

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
As of December 31, 2019 (Restated)
Opening net carrying amount	38,748,649	47,847,491	537,300	159,291	12,315,564	99,608,295
Reclassifications and internal transfers	3,869,147	5,125,998	(29,181)	207,546	(9,173,510)	—
Government grants	(7,211)	(69,012)	—	—	—	(76,223)
Transfer to right-of-use assets	(107,368)	(495)	—	—	—	(107,863)
Transfer to intangible assets (Note 6)	—	—	—	—	(63,370)	(63,370)
Transfer to investment properties (Note 8)	(179,564)	—	—	—	—	(179,564)
Transfer from right-of-use assets	—	1,674,260	—	—	—	1,674,260
Additions	576,107	636,555	47,527	12,944	9,351,884	10,625,017
Disposal of subsidiaries	(85,851)	(73,432)	(3,270)	(239)	—	(162,792)
Disposals	(79,280)	(378,817)	(19,672)	(939)	(70,201)	(548,909)
Depreciation	(1,852,041)	(5,121,970)	(103,126)	(23,639)	—	(7,100,776)
Impairment losses	(105,346)	(153,394)	(14)	(185)	(415)	(259,354)
Currency translation differences	89	103	17	46	—	255
Closing net carrying amount	40,777,331	49,487,287	429,581	354,825	12,359,952	103,408,976

As of December 31, 2019
Cost	60,216,498	101,630,516	2,284,564	830,866	12,511,787	177,474,231
Accumulated depreciation and impairment	(19,439,167)	(52,143,229)	(1,854,983)	(476,041)	(151,835)	(74,065,255)

Net carrying amount	40,777,331	49,487,287	429,581	354,825	12,359,952	103,408,976

For the years ended December 31, 2018, 2019 and 2020, depreciation expenses recognized in profit or loss were analysed as follows:

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Cost of sales	7,296,290	6,930,180	6,991,119
General and administrative expenses	202,792	163,989	155,916
Selling and distribution expenses	6,605	6,607	5,135

	7,505,687	7,100,776	7,152,170

As of December 31, 2020, the Group was in the process of applying for the ownership certificates of buildings with a net carrying value of RMB7,616 million (December 31,  2019: RMB7,315 million). There has been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as of the date of approval of these financial statements.

As of December 31, 2020, the carrying value of the above buildings only represented approximately 3.65% of the Group’s total asset value (December 31, 2019: 3.60% (restated)).  Management  considers that it is probable that the Group will be able to obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group has the rights to use the above property, plant and equipment, and that there is no material adverse impact on the overall financial position of the Group.

For the year ended December 31, 2020, interest expenses of RMB124 million  (2019: RMB289 million, 2018: RMB518 million) arising from borrowings attributable to the construction of property, plant and equipment during the year were capitalized at annual rates ranging from 4.00% to 6.68% (2019: 4.00% to 6.96%, 2018: 4.54% to 7.00%), and were included in additions to property, plant and equipment.

As of December 31, 2020, the Group has pledged property, plant and equipment at a net carrying value amounting to RMB5,191 million (December 31, 2019: RMB4,946 million) for bank and other borrowings as set out in Note 24 to the financial statements.

As of December 31, 2020, the carrying value of temporarily idle property, plant and equipment of the Group was RMB750 million (December 31, 2019: RMB952 million).

Impairment testing for property, plant and equipment

When any indicators of impairment are identified, property, plant and equipment are reviewed for impairment based on each CGU. The CGU is an individual  plant  or  entity.  The  carrying values of these individual plants  or  entities  were  compared  to  the  recoverable  amounts  of the CGUs, which were based predominantly on value-in-use. Value-in-use calculations use pre-tax  cash  flow  projections  based  on  financial  budgets  approved  by  management  covering a five-year period. Cash flows beyond  the  five-year  period  are  extrapolated  using  the  same cash flow projections of the fifth year. Other key assumptions applied in  the  impairment testing include the future prices of aluminum and alumina and the discount rate. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopts a pre-tax rate of 10.16% (2019:  10.16%)  that reflects  specific  risks  related  to  the  CGUs  as  discount  rate.  These estimates and judgments may be affected by unexpected changes in the future market or economic conditions.

In addition to the CGUs for which impairment was tested based on value-in-use, the Group also assessed the recoverable amounts for property, plant and equipment to be disposed or abandoned soon, and recognized impairment losses of RMB417 million in 2020 (2019: RMB259 million, 2018: RMB46 million).